Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consists of the following (in thousands):

	DECEMBER 31,
	2013	2014

Laboratory equipment	$1,934	$2,060
Leasehold improvements	98	135
Computer equipment and software	188	285
Office equipment, furniture, and fixtures	47	124
	2,267	2,604
Less: accumulated depreciation and amortization	(1,972)	(2,203)
Total property and equipment, net	$295	$401

Depreciation and amortization expense was $548,000, $407,000 and $238,000 for the years ended December 31, 2012, 2013 and 2014, respectively.